UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
July 31, 2014 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Consumer Durables & Apparel--5.8%
Christian Dior	230,000		39,970,454
Consumer Services--2.4%
McDonald's	174,150		16,467,624
Diversified Financials--3.6%
BlackRock	32,500		9,903,725
Eurazeo	90,482		6,800,540
GAM Holding	120,000	a	2,174,327
JPMorgan Chase & Co.	105,100		6,061,117
			24,939,709
Energy--16.2%
Canadian Natural Resources	130,000		5,668,000
Chevron	263,800		34,093,512
ConocoPhillips	25,000		2,062,500
Exxon Mobil	401,308		39,705,413
Imperial Oil	160,000	b	8,214,400
Phillips 66	5,000		405,550
Statoil, ADR	227,468	b	6,469,190
Total, ADR	240,900	b	15,538,050
			112,156,615
Food & Staples Retailing--2.0%
Walgreen	200,000		13,754,000
Food, Beverage & Tobacco--25.2%
Altria Group	262,500		10,657,500
Anheuser-Busch InBev	20,000		2,162,307
British American Tobacco, ADR	80,000		9,392,000
Coca-Cola	746,200		29,318,198
Danone, ADR	682,000		9,875,360
Diageo, ADR	165,000		19,836,300
Nestle, ADR	400,000		29,660,000
PepsiCo	106,175		9,354,018
Philip Morris International	552,500		45,310,525

SABMiller	150,000		8,171,570
			173,737,778
Health Care Equipment & Services--1.2%
Abbott Laboratories	190,300		8,015,436
Household & Personal Products--7.4%
L'Oreal, ADR	935,000	b	31,882,565
Procter & Gamble	245,000		18,943,400
			50,825,965
Insurance--.9%
ACE	35,000		3,503,500
Zurich Insurance Group	10,100	a	2,936,163
			6,439,663
Materials--4.0%
Air Liquide, ADR	857,043	b	21,700,329
Freeport-McMoRan	165,000		6,141,300
			27,841,629
Media--2.9%
Comcast, Cl. A	144,000		7,737,120
News Corp., Cl. A	80,350	a	1,418,177
Twenty-First Century Fox, Cl. A	341,400		10,815,552
			19,970,849
Pharmaceuticals, Biotech & Life Sciences--13.4%
AbbVie	190,300		9,960,302
Gilead Sciences	50,000	a	4,577,500
Johnson & Johnson	203,525		20,370,817
Novartis, ADR	50,000		4,347,000
Novo Nordisk, ADR	275,000		12,663,750
Roche Holding, ADR	1,122,000		40,756,650
			92,676,019
Retailing--.4%
LVMH Moet Hennessy Louis Vuitton	15,775		2,706,529
Semiconductors & Semiconductor Equipment--2.9%
ASML Holding, (New York Shares)	40,000		3,766,400
Intel	250,941		8,504,390
Texas Instruments	165,000		7,631,250
			19,902,040
Software & Services--2.9%
International Business Machines	85,000		16,291,950

Oracle	100,000	4,039,000
		20,330,950
Technology Hardware & Equipment--6.2%
Apple	399,000	38,132,430
QUALCOMM	65,000	4,790,500
		42,922,930
Transportation--2.2%
Canadian Pacific Railway	80,000	15,196,000
Total Common Stocks
(cost $280,633,137)		687,854,190

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,344,000)	1,344,000 [c]	1,344,000
Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,945,729)	10,945,729 [c]	10,945,729
Total Investments (cost $292,922,866)	101.4%	700,143,919
Liabilities, Less Cash and Receivables	(1.4%)	(9,665,328)
Net Assets	100.0%	690,478,591

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $10,455,532 and the value of the collateral held by the fund was $10,945,729.
c	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $407,221,053 of which $409,047,750 related to appreciated investment securities and $1,826,697 related to depreciated investment securities. At July 31, 2014, the cost of investments fo federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	25.2
Energy	16.2
Pharmaceuticals, Biotech & Life Sciences	13.4
Household & Personal Products	7.4
Technology Hardware & Equipment	6.2
Consumer Durables & Apparel	5.8
Materials	4.0
Diversified Financials	3.6
Media	2.9
Semiconductors & Semiconductor Equipment	2.9
Software & Services	2.9
Consumer Services	2.4
Transportation	2.2
Food & Staples Retailing	2.0
Money Market Investment	1.8
Health Care Equipment & Services	1.2
Insurance	.9
Retailing	.4
101.4

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	387,966,306	-	-	387,966,306
Equity Securities - Foreign Common Stocks+	234,965,994	64,921,890 ++	-	299,887,884
Mutual Funds	12,289,729	-	-	12,289,729

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)